Schedule I - Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 138,345	$ 111,797	$ 100,642
Property, plant and equipment	501,396	486,247	554,914
Total non-current assets	721,809	671,019
Current assets
Trade and other receivables	310,243	425,474
Other current assets	186,477	30,608
Cash and cash equivalents	136,470	317,935	114,391
Total current assets	1,036,961	1,286,821
Total assets	1,758,770	1,957,840
Equity.
Share capital	1,962	1,962
Other Reserves	800,662	353,454
Total equity	869,886	756,813	$ 320,031	$ 365,719
Non-current liabilities
Lease liabilities	20,304	12,942
Other non-current liabilities	199	12
Total non-current liabilities	394,882	522,530
Current liabilities
Debt instruments	5,765	12,787
Lease liabilities	8,083	8,929
Trade and other payables	183,375	219,666
Current income tax liabilities	8,351	53,234
Other current liabilities	101,203	104,563
Total current liabilities	494,002	678,497
Total equity and liabilities	$ 1,758,770	1,957,840
Percentage of restricted net assets held to disclose separate entity	25.00%
Ferroglobe PLC
Non-current assets
Investment in subsidiaries	$ 645,088	629,284
Intangible assets		522
Property, plant and equipment	462	449
Loans to group companies	54,959
Non current account receivables from subsidiaries		263,058
Total non-current assets	700,509	893,313
Current assets
Trade and other receivables	1,443	797
Trade and other receivables from subsidiaries	37,932	118,210
Other current assets	390	435
Cash and cash equivalents	227	605
Total current assets	39,992	120,047
Total assets	740,501	1,013,360
Equity.
Share capital	1,964	1,964
Other Reserves	(151,742)	(158,958)
Retained earnings	739,524	734,095
Total equity	589,746	577,101
Non-current liabilities
Lease liabilities	406	372
Loans from group companies	37,999	183,721
Other non-current liabilities	198	11
Total non-current liabilities	38,603	184,104
Current liabilities
Lease liabilities	126	550
Trade and other payables	2,365	10,634
Loans from group companies	67,903
Trade and other payables to subsidiaries	41,652	240,753
Current income tax liabilities		115
Other current liabilities	106	103
Total current liabilities	112,152	252,155
Total equity and liabilities	$ 740,501	$ 1,013,360